Note 14 - Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Number of Shares	Preferred Shares Amount	Dividends paid-in-kind	Total
Issued, May 30, 2018	19,042	18,192,129	-	18,192,129
Dividends declared	566	-	565,229	565,229
Balance, December 31, 2018	19,608	18,192,129	565,229	18,757,358
Dividends declared	79	-	78,642	78,642
Redemption of Preferred shares	(4,300)	(3,775,696)	(524,304)	(4,300,000)
Preferred deemed dividend	-	185,665	-	185,665
Balance, December 31, 2019	15,387	14,602,098	119,567	14,721,665